Summary of Quarterly Results of Operations (Unaudited) - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Abstract]
Tax benefit	$ 668,779
Gain on sale of assets		$ 30,916	$ (5,422)	$ 30,564	$ 803
Provisions for environmental-related matters		9,330	15,443	42,932	31,071
Impairment of goodwill and trademarks		$ 10,688	$ 2,022	$ 10,688	$ 0